Current liabilities - payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Current liabilities - payables [Abstract]
Trade payables	$ 2,919	$ 4,056
Accrued expenses	138	487
Payables	$ 3,057	$ 4,543